FAIR VALUE OF ASSETS AND LIABILITIES -Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Loans at fair value	$ 29,449	¥ 192,156	¥ 418,492
Available-for-sale investments	26,899	175,515	460,991
Liabilities
Payable to investors at fair value	$ 8,065	52,623
Recurring
Assets
Cash and cash equivalents		2,469,909	3,198,086
Restricted cash		237,239	71,056
Loans at fair value		192,156	418,492
Available-for-sale investments		175,515	460,991
Total Assets		3,074,819	4,148,625
Liabilities
Payable to investors at fair value		161,996
Total Liabilities		161,996
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents		2,469,909	3,198,086
Restricted cash		237,239	71,056
Available-for-sale investments		73,990	85,129
Total Assets		2,781,138	3,354,271
Recurring | Level 2 Inputs
Assets
Available-for-sale investments		60,000	333,900
Total Assets		60,000	333,900
Recurring | Level 3 Inputs
Assets
Loans at fair value		192,156	418,492
Available-for-sale investments		41,525	41,962
Total Assets		233,681	¥ 460,454
Liabilities
Payable to investors at fair value		161,996
Total Liabilities		¥ 161,996